RESERVES, Summary (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
RESERVES [Abstract]
Share based payments reserve	$ 15,004,052		$ 12,985,856
Foreign currency translation reserve	(1,008,244)	$ (596,331)	(596,331)	$ (2,419)
Total Reserve	$ 13,995,808		$ 12,389,525